Performance Management	Dec. 30, 2025
American Funds College 2042 Fund | American Funds College 2042 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
Performance One Year or Less [Text]	Because the fund has been in operation for less than one full calendar year, information regarding investment results is not available as of the date of this prospectus.
American Funds College 2039 Fund | American Funds College 2039 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Heading]	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 12.07% (quarter ended December 31, 2023)

Lowest -15.04% (quarter ended June 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 15.50%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	15.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.04%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
529-A – Before taxes	3/26/2021	11.28%	4.72%
– After taxes on distributions		10.25	4.05
– After taxes on distributions and sale of fund shares		7.02	3.43

Share classes (before taxes)	Inception date	1 year	Lifetime
529-C	3/26/2021	13.46%	5.00%
529-E	3/26/2021	15.15	5.54
529-F-1	3/26/2021	15.62	5.98
529-F-2	3/26/2021	15.76	6.05
529-F-3	3/26/2021	15.78	6.13

Indexes	1 year	Lifetime (from Class 529-A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	12.66%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–1.46

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Performance Availability Website Address [Text]	capitalgroup.com
American Funds College 2036 Fund | American Funds College 2036 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Heading]	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 15.72% (quarter ended June 30, 2020)

Lowest -15.55% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 13.56%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	13.56%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(15.55%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
529-A – Before taxes	2/9/2018	9.73%	6.94%	7.05%
– After taxes on distributions		8.02	5.48	5.79
– After taxes on distributions and sale of fund shares		6.35	5.03	5.20

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
529-C	2/9/2018	11.79%	6.93%	6.83%
529-E	2/9/2018	13.29	7.48	7.38
529-F-1	2/9/2018	13.88	7.95	7.86
529-F-2	10/30/2020	13.98	N/A	9.09
529-F-3	10/30/2020	14.02	N/A	9.17

Indexes	1 year	5 years	Lifetime (from Class 529-A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	14.38%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.27

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Performance Availability Website Address [Text]	capitalgroup.com
American Funds College 2033 Fund | American Funds College 2033 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Heading]	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 13.18% (quarter ended June 30, 2020)

Lowest -11.65% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 11.67%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	11.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(11.65%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
529-A – Before taxes	3/27/2015	6.71%	5.58%	6.33%
– After taxes on distributions		5.29	3.85	4.94
– After taxes on distributions and sale of fund shares		4.15	3.86	4.59

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
529-C	3/27/2015	8.68%	5.53%	6.30%
529-E	3/27/2015	10.19	6.09	6.46
529-F-1	3/27/2015	10.79	6.57	6.95
529-F-2	10/30/2020	10.86	N/A	7.06
529-F-3	10/30/2020	10.88	N/A	7.14

Indexes	1 year	5 years	Lifetime (from Class 529-A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.37%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.23

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Performance Availability Website Address [Text]	capitalgroup.com
American Funds College 2030 Fund | American Funds College 2030 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Heading]	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 9.93% (quarter ended June 30, 2020)

Lowest -8.97% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 9.67%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	9.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(8.97%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
529-A – Before taxes	9/14/2012	3.86%	3.95%	5.22%	6.55%
– After taxes on distributions		2.35	2.16	3.61	N/A
– After taxes on distributions and sale of fund shares		2.38	2.55	3.61	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
529-C	9/14/2012	5.85%	3.89%	5.19%	6.51%
529-E	9/14/2012	7.40	4.46	5.34	6.60
529-F-1	9/14/2012	7.82	4.89	5.81	7.07
529-F-2	10/30/2020	7.87	N/A	N/A	5.44
529-F-3	10/30/2020	8.01	N/A	N/A	5.52

Indexes	1 year	5 years	10 years	Lifetime (from Class 529-A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	14.08%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	1.49

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Performance Availability Website Address [Text]	capitalgroup.com
American Funds College 2027 Fund | American Funds College 2027 Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Heading]	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 6.86% (quarter ended June 30, 2020)

Lowest -5.84% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 7.50%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	7.50%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.86%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
529-A – Before taxes	9/14/2012	1.90%	2.32%	3.89%	5.22%
– After taxes on distributions		0.40	0.74	2.41	N/A
– After taxes on distributions and sale of fund shares		1.14	1.27	2.54	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
529-C	9/14/2012	3.76%	2.28%	3.85%	5.18%
529-E	9/14/2012	5.31	2.81	4.01	5.26
529-F-1	9/14/2012	5.82	3.27	4.48	5.74
529-F-2	10/30/2020	5.86	N/A	N/A	3.47
529-F-3	10/30/2020	5.92	N/A	N/A	3.54

Indexes	1 year	5 years	10 years	Lifetime (from Class 529-A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	13.10%	14.08%
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.35	1.49

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Performance Availability Website Address [Text]	capitalgroup.com
American Funds College Enrollment Fund | American Funds College Enrollment Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	(Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Heading]	Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 4.52% (quarter ended December 31, 2023)

Lowest -3.41% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 6.28%.

Year to Date Return, Label [Optional Text]	The fund's total return for the nine months ended
Bar Chart, Year to Date Return	6.28%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	4.52%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(3.41%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance [Table]

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
529-A – Before taxes	9/14/2012	2.11%	0.92%	1.23%	1.06%
– After taxes on distributions		0.73	–0.15	0.37	N/A
– After taxes on distributions and sale of fund shares		1.25	0.27	0.58	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
529-C	9/14/2012	2.92%	0.67%	1.10%	0.96%
529-E	9/14/2012	4.57	1.20	1.27	1.06
529-F-1	9/14/2012	4.83	1.62	1.70	1.50
529-F-2	10/30/2020	4.96	N/A	N/A	0.74
529-F-3	10/30/2020	5.12	N/A	N/A	0.81

Indexes	1 year	5 years	10 years	Lifetime (from Class 529-A inception)
Bloomberg U.S. Aggregate (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25%	–0.33%	1.35%	1.49%
Bloomberg U.S. Aggregate 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.78	1.15	1.62	1.49

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Performance Availability Website Address [Text]	capitalgroup.com